Fair Value (Carrying And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Credit balances of factoring clients	$ (1,344,000)	$ (1,622,100)	$ (1,336,100)
Unpaid Principal Balance	4,149,800	85,300
Impaired loans carrying amount	$ 121,800	$ 45,100
Carrying amount of impaired loans percentage of unpaid principal balance	70.60%	53.00%
Fair value of loans, percentage	97.30%	98.20%
Unpaid Principal Balance	$ 4,149,800	$ 85,300
Available-for-sale debt securities	2,007,800
Debt securities carried at fair value with changes recorded in net income	339,700
Agency claimed indemnification assets	65,600	700
Commercial loans, direct financing leases and leverage leases affected by an immaterial error		480,100
Fair value AHS reclassified from level 3 to level 2	8,000
Fair value securities reclassified from Level 1 to Level 2	13,800
Available-For-Sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities reclassified from Level 1 to Level 2	13,800
Held-To-Maturity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities reclassified from Level 1 to Level 2	203,300
Non-Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	(32,000)	(73,600)
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets at fair value - qualifiying hedges	45,500	74,700
Derivative liabilities at fair value - qualifiying hedges	(300)
Available-for-sale debt securities	2,007,800	1,116,500
Commercial Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans (excluding leases)	27,500,000	14,600,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and interest bearing deposits	8,301,500	7,119,700
Derivative assets at fair value - non-qualifying hedges	95,600	93,700
Derivative assets at fair value - qualifiying hedges	45,500	74,700
Assets held for sale (excluding leases)	738,800	67,000
Loans (excluding leases)	28,244,200	14,859,600
Securities purchased under agreements to resell		650,000
Investment securities	2,953,800	1,550,300
Indemnification assets	348,400
Other assets subject to fair value disclosure and unsecured counterparty	1,004,500	809,500
Deposits	(32,813,800)	(15,891,400)
Derivative liabilities at fair value - non - qualifying hedges	(103,300)	(62,800)
Derivative liabilities at fair value - qualifiying hedges	(300)
Borrowings	(18,717,100)	(18,657,900)
Credit balances of factoring clients	(1,344,000)	(1,622,100)
Other liabilities subject to fair value disclosure	(1,943,500)	(1,811,800)
Carrying Value [Member] | Non-Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	1,648,300	949,600
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and interest bearing deposits	8,301,500	7,119,700
Derivative assets at fair value - non-qualifying hedges	95,600	93,700
Derivative assets at fair value - qualifiying hedges	45,500	74,700
Assets held for sale (excluding leases)	746,700	67,200
Loans (excluding leases)	27,484,600	14,581,000
Securities purchased under agreements to resell		650,000
Investment securities	2,955,200	1,558,300
Indemnification assets	323,200
Other assets subject to fair value disclosure and unsecured counterparty	1,004,500	809,500
Deposits	(32,972,200)	(15,972,200)
Derivative liabilities at fair value - non - qualifying hedges	(103,300)	(62,800)
Derivative liabilities at fair value - qualifiying hedges	(300)
Borrowings	(19,167,000)	(19,244,400)
Credit balances of factoring clients	(1,344,000)	(1,622,100)
Other liabilities subject to fair value disclosure	(1,943,500)	(1,811,800)
Level 1 [Member] | Non-Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)
Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale debt securities		212,300
Level 1 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and interest bearing deposits	8,301,500	7,119,700
Assets held for sale (excluding leases)	21,800
Investment securities	11,500	247,800
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unsecured borrowings	10,700,000	12,000,000
Level 2 [Member] | Non-Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	31,000
Level 2 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets at fair value - qualifiying hedges	45,500	74,700
Derivative liabilities at fair value - qualifiying hedges	(300)
Available-for-sale debt securities	1,440,700	904,200
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets at fair value - non-qualifying hedges	95,600	93,700
Derivative assets at fair value - qualifiying hedges	45,500	74,700
Assets held for sale (excluding leases)	55,800	8,000
Loans (excluding leases)	975,500	1,585,400
Securities purchased under agreements to resell		650,000
Investment securities	1,678,700	1,173,100
Derivative liabilities at fair value - non - qualifying hedges	(47,800)	(36,200)
Derivative liabilities at fair value - qualifiying hedges	(300)
Borrowings	(16,358,200)	(15,906,300)
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	1,652,500
Debt securities carried at fair value with changes recorded in net income	339,700
Commercial loans, direct financing leases and leverage leases affected by an immaterial error		504,800
Level 3 [Member] | Non-Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	1,617,300	949,600
Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale debt securities	567,100
Level 3 [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held for sale (excluding leases)	669,100	59,200
Loans (excluding leases)	26,509,100	12,995,600
Investment securities	1,265,000	137,400
Indemnification assets	323,200
Other assets subject to fair value disclosure and unsecured counterparty	1,004,500	809,500
Deposits	(32,972,200)	(15,972,200)
Derivative liabilities at fair value - non - qualifying hedges	(55,500)	(26,600)
Borrowings	(2,808,800)	(3,338,100)
Credit balances of factoring clients	(1,344,000)	(1,622,100)
Other liabilities subject to fair value disclosure	(1,943,500)	$ (1,811,800)
Available-for-sale debt securities	567,100
Non-marketable investments	291,900
Held-to-maturity securities	$ 66,300